Other Non-financial Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of other non-financial liabilities [abstract]
Other Non-financial Liabilities

NOTE 30. OTHER NON-FINANCIAL LIABILITIES
The account breaks down as follows as of the indicated dates:

	12.31.22	12.31.21
Creditors for sale of assets	775,912	739,634
Tax withholdings and collections payable	29,678,770	24,844,946
Payroll and Social Contributions Payable	18,071,442	17,363,085
Withholdings on Payroll Payable	1,074,305	1,034,206
Fess to Directors and Syndics	624,610	461,673
Value-Added Tax	4,066,875	3,647,479
Sundry Creditors	9,541,409	13,479,207
Taxes Payable	17,821,122	11,617,415
Obligations Arising from Contracts with Customers (*)	2,782,656	4,193,566
Retirement payment orders pending settlement	355,378	232,488
Other Non-financial Liabilities	4,760,346	742,170
Total	89,552,825	78,355,869
(*)Including Liabilities for Quiero! Customer Loyalty Program.
Deferred income resulting from contracts with customers includes the liabilities for the “Quiero!” Customers Loyalty Program. The Group estimates the fair value of the points assigned to customers under the above-mentioned program. This value is estimated by means of the use of a mathematical model that considers certain assumptions of redemption rates, the fair value for the exchanged points based on the combination of available products and the customers’ preferences, as well as breakage. As of December 31, 2022, Ps.2,389,573 was recorded for non-exchanged points, whereas as of December 31, 2021, such amount totaled Ps.3,615,145.
The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities –“Quiero!” Customers Loyalty Program	1,098,237	615,085	676,251	2,389,573